Summary of Significant Accounting Policies (Details - Revenue) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenues	$ 5,447,264	$ 455,517	$ 10,049,617	$ 1,214,910
Product Sales Third Parties [Member]
Product Information [Line Items]
Revenues	301,693	123,090	343,643	496,873
Product Sales Related Parties [Member]
Product Information [Line Items]
Revenues	14,575	39,115	29,884	57,648
Service Revenue Third Parties [Member]
Product Information [Line Items]
Revenues	5,062,756	243,312	9,613,850	562,889
Service Revenue Related Party [Member]
Product Information [Line Items]
Revenues	$ 62,240	$ 50,000	$ 62,240	$ 97,500